OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Accrued advertising expenses	¥ 268,455	¥ 305,217
58.com
Accrued advertising expenses	¥ 69,400